Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Financial Assets [Abstract]
Schedule of Other Current Financial Assets
As at December 31,	2025	2024
Security deposits and Restricted cash	$430	$565
Other current financial assets	$430	$565